RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

All related party transactions occurred in the normal course of operations.

Tiziana Life Sciences Ltd

Tiziana Life Sciences Ltd is a related party as the entity is controlled by a person that has significant influence over the Group. The Company shares premises and other resources with Tiziana Life Sciences Ltd and there is a shared services agreement in place between the Company and Tiziana Life Sciences Ltd. As at March 31, 2026, the Company had incurred $169,552 (2025: $142,170) worth of costs in relation to this agreement and at March 31, 2026 $493,832 (2025: $431,305) was owed to Tiziana Life Sciences Ltd.

Tiziana Life Sciences Ltd also paid other invoices on behalf of the Company but as of March 31, 2026, Okyo Pharma Ltd. had paid $638,178 worth of costs on behalf of Tiziana Life Sciences Ltd. (2025: $350,802 paid by Tiziana Life Sciences Ltd.) As of March 31, 2026, $638,178 is owed to Tiziana Life Sciences Ltd. (2025: $428,020 owed by Okyo Pharma Ltd.)

In August 2022, Tiziana Life Sciences Ltd issued a short-term credit facility to OKYO Pharma for $2m to support short term liquidity. The loan was available for a period of 6 months upon first draw-down and carried an interest rate of 16% per annum, with additional default interest of 4% if the loan was not repaid after the 6-month period. In February 2023, Tiziana Life Sciences Ltd issued an additional short-term credit facility to OKYO Pharma for $0.5m to further support short term liquidity, under the same terms as the loan above. The principal of $2,000k plus accrued interest of $1,150k were converted into 2,100,000 Ordinary Shares, with no par value, of OKYO Pharma Ltd on October 25, 2023. On July 15, 2024, 500,000 Ordinary Shares, with no par value, of Okyo Pharma Ltd were issued to Tiziana Life Sciences Ltd in lieu of additional accrued interest in respect of this agreement, amounting to $750,000.

On September 24, 2024, we entered into a fixed term unsecured loan agreement with an existing shareholder for $550,000 at an interest rate of 20% per annum to be repaid by June 1, 2026. On October 29, 2025, the loan was converted into 785,714 shares at a price of $0.70 per share.

On October 28, 2024, we entered into a fixed term unsecured loan agreement with an existing shareholder for $250,000 at an interest rate of 20% per annum to be repaid by November 1, 2026. On October 29, 2025, the loan was converted into 357,142 shares at a price of $0.70 per share.

On January 16, 2025, we entered into a fixed term unsecured loan agreement with an existing shareholder for $150,000 at an interest rate of 20% per annum to be repaid by February 1, 2027. On October 29, 2025, the loan was converted into 214,285 shares at a price of $0.70 per share.

On October 29, 2025 the interest on the convertible loan notes was converted into 530,163 shares at a total price of $546,236.

Directors – (See Note 7 also)

At March 31, 2026, the Company owed John Brancaccio $7,148 for his fees from February 2026 to March 2026.

At March 31, 2026, the Company owed Bernard Denoyer $3,574 for his fees for March 2026.

At March 31, 2026, the Company owed Willy Simon $3,574 for his fees for February 2026.

At March 31, 2026, the Company owed Gabriele Cerrone $50,258 for his fees for March 2026.